Goodwill and Intangible Assets - Schedule of Other Intangible Asset (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 536.9	$ 539.8	$ 532.3
Accumulated Amortization	(344.6)	(333.3)	(308.6)
Net	192.3	206.5	223.7
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	208.6	210.1	206.2
Accumulated Amortization	(188.8)	(177.0)	(156.6)
Net	$ 19.8	$ 33.1	$ 49.6
Customer Lists and Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	5 years	5 years	5 years
Customer Lists and Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	15 years	15 years	15 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 173.9	$ 174.1	$ 173.6
Accumulated Amortization	(2.0)	(2.1)	(1.9)
Net	171.9	172.0	171.7
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	154.4	155.6	152.5
Accumulated Amortization	(153.8)	(154.2)	(150.1)
Net	$ 0.6	$ 1.4	$ 2.4
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	2 years	2 years	2 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	7 years	7 years	7 years